Provisions, income tax liabilities and other liabilities - Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of defined benefit plans [line items]
Estimated payments	€ 985
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimated payments	63
Later than one year and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimated payments	109
Later than three years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated payments	116
Later than five years [member]
Disclosure of defined benefit plans [line items]
Estimated payments	€ 697